COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Rental Commitments
2017	$4,612
2018	1,781
2019	1,185
2020	591
2021 and thereafter	157

$8,326